Segments - Major Customers By Reporting Segments (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Percentage of contract revenues	46.00%	66.00%	74.00%
ExxonMobil | Revenues
Revenue, Major Customer [Line Items]
Percentage of contract revenues	18.00%	15.00%	0.00%
National Drilling Company (ADOC) | Revenues
Revenue, Major Customer [Line Items]
Percentage of contract revenues	11.00%	13.00%	21.00%
Centrica North Sea Limited (Spirit Energy) | Revenues
Revenue, Major Customer [Line Items]
Percentage of contract revenues	10.00%	10.00%	10.00%
BW Energy Gabon S.A. | Revenues
Revenue, Major Customer [Line Items]
Percentage of contract revenues	3.00%	4.00%	13.00%
Total S.A | Revenues
Revenue, Major Customer [Line Items]
Percentage of contract revenues	3.00%	0.00%	13.00%
TAQA Bratani Limited | Revenues
Revenue, Major Customer [Line Items]
Percentage of contract revenues	1.00%	11.00%	17.00%
Pan American Energy | Revenues
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	13.00%	0.00%